SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Digital Horizons Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity Sector Strategy Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Opportunities Fund
DWS Large Cap Focus Growth Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund

The following disclosure replaces similar existing disclosure under the “SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES” sub-section under the “APPENDIX B” section of each fund’s prospectus.
MERRILL LYNCH SALES CHARGE WAIVERS AND DISCOUNTS
Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds (the referenced Merrill documents and Web site do not form a part of this prospectus). Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Sales Load Waivers on Class A Shares Available at Merrill
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Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares purchased through a Merrill investment advisory program.
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
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Shares purchased through the Merrill Edge Self-Directed platform.
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Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
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Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
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Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
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Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees).
February 23, 2026
PROSTKR26-05

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Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Class A and C Shares Available at Merrill
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Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
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Shares sold due to return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
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Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
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Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

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Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
ROBERT W. BAIRD & CO. INC. – CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS
Effective January 1, 2026, shareholders purchasing fund shares through a Robert W. Baird & Co. Inc. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Baird
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
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Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
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Shares purchased within 90 days following a redemption from a DWS fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
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Shareholders in a fund’s Class C Shares will have their shares converted by Baird at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.
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Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
February 23, 2026
PROSTKR26-05

CDSC Waivers on Class A and C Shares Available at Baird
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Shares sold due to death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares bought due to returns of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
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Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
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Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulations and/or Letters of Intent
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Breakpoints as described in the fund’s prospectus.
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Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of DWS fund assets held by accounts within the purchaser’s household at Baird. Eligible DWS fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of DWS funds through Baird, over a 13-month period of time.
Please Retain This Supplement for Future Reference
February 23, 2026
PROSTKR26-05